Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net loss per share of common stock attributable to common stockholders, because their effect was anti-dilutive:

	June 30,
	2025	2024
Convertible Preferred Stock	-	662,921
Warrants	990,000	4,159
Stock options	231,758	349,476
Convertible Notes	337,724	-
Unvested restricted stock units	-	1,846
Total	1,559,482	1,018,401

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net loss per share of common stock attributable to common stockholders, because their effect was anti-dilutive:

	December 31,
	2024	2023
Convertible Preferred Stock	-	324,184
Warrants	961,667	2,034
Stock options	329,395	369,092
Convertible Notes	58,824	-
Unvested restricted stock units	739	1,528
Total	1,350,625	696,838

Schedule of Consolidated Statements of Cash Flows	The following tables reconcile cash and restricted cash to amounts shown in the consolidated statements of cash flows:
	December 31,
	2024	2023
Cash	$2,850	$723
Restricted cash	142	138
Total cash and restricted cash	$2,992	$861

Schedule of Depreciation on Property and Equipment Estimated Useful Lives

Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives as follows:

Classification	Estimated Useful Life (in years)
Computer hardware and software	3 - 5
Lab equipment	3 - 5
Furniture and fixtures	5 - 7
Leasehold improvements	Shorter of useful life or lease term

Schedule of Balance Sheet

The impact of the revision on the Company’s balance sheet as of December 31, 2023 is reflected in the following table:

	As previously reported	Adjustment	As restated
Accrued expenses	$2,081	$3,300	$5,381
Total liabilities	12,891	3,300	16,191
Accumulated deficit	(105,571)	(3,300)	(108,871)
Total stockholders’ deficit	(85,135)	(3,300)	(88,435)

The impact of the revision on the Company’s balance sheet as of December 31, 2022 is reflected in the following table:

	As previously reported	Adjustment	As restated
Accrued expenses	$1,897	$3,300	$5,197
Total liabilities	11,987	3,300	15,287
Accumulated deficit	(93,865)	(3,300)	(97,165)
Total stockholders’ deficit	(75,734)	(3,300)	(79,034)

The impact of the revision on the Company’s balance sheet as of September 30, 2024 is reflected in the following table:

	As previously reported	Adjustment	As restated
Accrued expenses	$2,745	$3,300	$6,045
Total liabilities	15,277	3,300	18,577
Accumulated deficit	(109,468)	(3,300)	(112,768)
Total stockholders’ deficit	(87,501)	(3,300)	(90,801)